                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas New York, New York 10020
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               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/04

Item 1. Report to Shareholders

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 10/31/04

TRUST FOR INVESTMENT GRADE MUNICIPALS
SYMBOL: VGM
---------------------------------------------------------
AVERAGE ANNUAL                   BASED ON      BASED ON
TOTAL RETURNS                      NAV       MARKET PRICE

Since Inception (1/24/92)         8.51%          7.46%

10-year                           8.91           8.35

5-year                            9.92          10.14

1-year                            8.60           5.76
---------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2004

Van Kampen Trust for Investment Grade Municipals is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The interest-rate environment of the 12 months ended October 31, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the "Fed") caused investors to expect a near-term rate increase. Rates went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. Historically, the typical pattern in periods of tightening policy has seen yields rise across all maturities. During the review period, however, yields of shorter maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial-revenue bonds, posted higher total returns than sectors dominated by higher-rated debt.

Issuance for the first ten months of 2004 (the final ten months of the review period) was roughly six percent lower than in the same period in 2003. That said, 2003 was a record year, and at the current pace of issuance, 2004 could well be one of the largest years in recent memory. The strong supply met with faltering demand from mutual funds, as fund investors withdrew over $15 billion in net cash during the period. This faltering demand was largely offset by increased participation in the market by insurance companies and individual investors.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates in the final months of the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the strong performance of the bonds we invested in, leading to the trust's outperformance versus its benchmark, which is unleveraged.

The historically low level of interest rates led us to maintain the trust's overall interest-rate sensitivity at a level below that of its benchmark. This strategy helped shield the trust from negative returns during those times when yields rose. That said, yields overall declined over the period, and the strategy exerted a drag on performance.

The fund experienced some call activity during the period, as issuers sought to lower their interest costs by refinancing their bonds at lower market rates. We reinvested the proceeds into bonds that we believed had more favorable prospects for total return. Many of these securities were in the 15- to 20-year segment of the market, which our analysis indicated offered the most appealing combination of value and total-return potential.

In keeping with our long-term approach, we bought and sold bonds at the long end of the market as they came into and out of fair value. This strategy entails purchasing bonds with attractive total-return prospects and selling them once they have reached our performance targets. Many of our purchases in this strategy

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2004

---------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS MUNICIPAL
        NAV      MARKET PRICE          BOND INDEX

       8.60%        5.76%                 6.03%
---------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

involved health-care bonds, which offered attractive valuations for much of the period.

We remained focused on controlling the trust's risk profile range through attention to credit quality and diversification. By the end of the 12-month period, nearly 89 percent of the trust's total investments were invested in bonds rated AAA and AA; these represent the two highest tiers of credit ratings. The portfolio was also well diversified across the major sectors of the municipal bond market. Its three largest sector exposures were general purpose, public education, and higher education.

While it is impossible to predict the exact turning point when interest rates will move decisively higher, we believe the trust remains well positioned for the near future. We will continue to search the municipal bond markets for interesting opportunities.

There is no guarantee that any securities mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 10/31/04
AAA/Aaa                                                            82.0%
AA/Aa                                                               6.8
A/A                                                                 8.6
BBB/Baa                                                             1.6
BB/Ba                                                               0.3
B/B                                                                 0.2
Non-Rated                                                           0.5
TOP 5 SECTORS AS OF 10/31/04
General Purpose                                                    21.7%
Public Education                                                   10.9
Higher Education                                                    9.6
Transportation                                                      8.5
Public Building                                                     8.3
SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/04
New York                                                           14.2%
Illinois                                                            9.3
New Jersey                                                          8.9
California                                                          8.4
Texas                                                               8.2
Florida                                                             6.6
Michigan                                                            3.8
Washington                                                          3.6
North Carolina                                                      3.3
South Carolina                                                      2.7
Georgia                                                             2.7
Pennsylvania                                                        2.7
Indiana                                                             2.1
Arizona                                                             2.0
Oregon                                                              1.9
Colorado                                                            1.7
Massachusetts                                                       1.4
Ohio                                                                1.3
Nevada                                                              1.3
Kentucky                                                            1.1
Tennessee                                                           1.1
Minnesota                                                           1.1
Mississippi                                                         0.9
Oklahoma                                                            0.8
Wisconsin                                                           0.7
Connecticut                                                         0.7
Missouri                                                            0.7
Maryland                                                            0.7
Puerto Rico                                                         0.7
District of Columbia                                                0.6
Utah                                                                0.6
Iowa                                                                0.5
Nebraska                                                            0.5
South Dakota                                                        0.5
Guam                                                                0.4

                                               (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/04
                                         (continued from previous page)
Alabama                                                             0.4%
Virginia                                                            0.3
Kansas                                                              0.3
New Hampshire                                                       0.3
Rhode Island                                                        0.2
Louisiana                                                           0.2
Hawaii                                                              0.2
New Mexico                                                          0.2
North Dakota                                                        0.2
                                                                  -----
Total Investments                                                 100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Van Kampen closed-end funds do not presently provide partial lists of their portfolio holdings on a monthly basis, but may do so in the future.

You may obtain copies of a trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  154.2%
          ALABAMA  0.6%
$  750    Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A.................................         5.875%   11/15/24  $     781,710
 1,565    Jefferson Cnty, AL Swr Rev Impt Wts Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)......         5.000    02/01/41      1,745,554
   435    Jefferson Cnty, AL Swr Rev Impt Wts Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)......         5.000    02/01/41        487,296
                                                                                -------------
                                                                                    3,014,560
                                                                                -------------
          ARIZONA  3.0%
 3,095    Arizona Sch Fac Brd Ctfs Ser B (FSA
          Insd).....................................         5.250    09/01/19      3,429,539
 4,225    Arizona Tourism & Sports Auth Multipurpose
          Stadium Fac Ser A (MBIA Insd).............         5.375    07/01/23      4,606,517
 2,800    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
          Lien (AMT) (FGIC Insd)....................         5.375    07/01/29      2,847,796
 3,125    Salt River Proj AZ Agric Impt Salt River
          Proj Ser A Rfdg...........................         5.250    01/01/06      3,248,125
                                                                                -------------
                                                                                   14,131,977
                                                                                -------------
          CALIFORNIA  13.0%
 2,895    ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC
          Insd).....................................          *       08/01/20      1,389,195
 1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub
          Impt Proj Ser C (FSA Insd)................         6.000    09/01/16      1,580,137
 3,000    California St (AMBAC Insd)................         5.125    10/01/27      3,127,710
 1,000    California St Dept Wtr Res Pwr Ser A......         6.000    05/01/15      1,170,680
 4,000    California St Dept Wtr Res Pwr Ser A
          (AMBAC Insd)..............................         5.375    05/01/18      4,436,800
 1,320    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd).....................................         5.125    05/01/19      1,430,180
 1,000    California St Pub Wks Brd UCLA Replacement
          Hosp Ser A (FSA Insd).....................         5.375    10/01/20      1,097,880
 2,000    El Dorado, CA Irr Dist Ctfs Ser A (FGIC
          Insd).....................................         5.000    03/01/21      2,126,660
 2,000    Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc Ser A (MBIA Insd)...........         5.000    09/01/33      2,051,040
 3,000    Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc Ser B (MBIA Insd)...........         5.000    03/01/33      3,073,620
 2,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg (MBIA Insd)...........          *       01/15/17      1,091,480
20,750    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Sr Lien Ser A (Escrowed to
          Maturity).................................          *       01/01/23      8,817,920

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$3,000    Fremont, CA Uni Sch Dist Ser A (FGIC
          Insd).....................................         5.000%   08/01/25  $   3,139,410
 2,500    Los Angeles, CA Uni Sch Dist Ser A (FSA
          Insd).....................................         5.250    07/01/20      2,743,275
 4,020    Oakland, CA Uni Sch Dist (FGIC Insd)
          (e).......................................         5.250    08/01/18      4,472,049
 1,750    Palm Springs, CA Fin Auth Lease Rev
          Convention Ctr Proj Ser A (MBIA Insd).....         5.500    11/01/35      1,927,835
 3,000    Port Oakland, CA Ser M (FGIC Insd)........         5.250    11/01/18      3,342,060
 2,000    Salinas, CA Uni High Sch Dist Ser A (MBIA
          Insd).....................................         5.000    06/01/27      2,072,680
 3,000    San Francisco, CA City & Cnty Second Ser
          Issue 29 B Rfdg (FGIC Insd)...............         5.125    05/01/20      3,237,930
 1,210    Santa Clara, CA Elec Rev Sub Ser A (MBIA
          Insd).....................................         5.250    07/01/19      1,332,428
 3,745    Santa Clarita, CA Cmnty College (FGIC
          Insd).....................................         5.000    08/01/23      3,941,575
 3,000    Temecula, CA Redev Agy Tax Temecula Redev
          Proj No 1 (MBIA Insd).....................         5.250    08/01/36      3,136,740
                                                                                -------------
                                                                                   60,739,284
                                                                                -------------
          COLORADO  2.6%
 4,000    Adams & Arapahoe Cntys CO Sch Dist 28 Ser
          A (FSA Insd)..............................         5.250    12/01/20      4,401,720
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser B (Prerefunded @
          08/31/05).................................         6.950    08/31/20      1,072,310
 2,000    Aurora, CO Ctfs Part (AMBAC Insd).........         5.500    12/01/30      2,174,700
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to
          Maturity).................................         5.500    03/01/32      1,050,690
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth............................         6.500    11/15/31      1,236,645
    61    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser B1 (AMT)..............................         7.650    11/01/26         61,310
 1,805    Lakewood, CO Ctfs Part (AMBAC Insd) (e)...         5.300    12/01/16      2,011,131
                                                                                -------------
                                                                                   12,008,506
                                                                                -------------
          CONNECTICUT  1.1%
 2,750    Bridgeport, CT Ser A Rfdg (FGIC Insd).....         5.375    08/15/14      3,120,012
 1,830    Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (AMT) (ACA Insd)..........         6.600    07/01/24      1,983,336
                                                                                -------------
                                                                                    5,103,348
                                                                                -------------

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          DISTRICT OF COLUMBIA  0.9%
$2,000    District of Columbia Rev Friendship Pub
          Charter Sch Inc (ACA Insd)................         5.750%   06/01/18  $   2,202,700
     5    District of Columbia Ser E (FSA Insd).....         6.000    06/01/13          5,066
 2,000    Metropolitan Washington DC Arpt Auth Sys
          Ser A (AMT) (FGIC Insd)...................         5.250    10/01/32      2,066,380
                                                                                -------------
                                                                                    4,274,146
                                                                                -------------
          FLORIDA  10.0%
 6,635    Dade Cnty, FL Spl Oblig Cap Apprec Ser B
          Rfdg (Prerefunded @ 10/01/08) (AMBAC
          Insd).....................................          *       10/01/26      2,005,495
 3,000    Escambia Cnty, FL Hlth Fac Auth Hlth Fac
          Rev FL Hlthcare Fac Ln (AMBAC Insd).......         5.950    07/01/20      3,081,780
 2,500    Florida St Brd Ed Cap Outlay Pub Ed Ser C
          (FGIC Insd)...............................         5.750    06/01/29      2,800,550
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd).....................................         6.000    07/01/14      1,159,550
 1,400    Florida St Dept Corrections Ctf Part
          Okeechobee Correctional (AMBAC Insd)......         6.250    03/01/15      1,448,174
   605    Gulf Breeze, FL Rev Loc Govt Ln Ser E
          (FGIC Insd) (a)...........................         5.050    12/01/20        656,812
 1,900    Gulf Breeze, FL Rev Loc Govt Ln Ser E
          (FGIC Insd) (a)...........................         5.150    12/01/20      2,104,326
 1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D..................         5.375    11/15/35      1,035,450
 4,550    Hillsborough Cnty, FL Sch Dist (AMBAC
          Insd).....................................         5.375    10/01/17      5,088,083
 2,000    Jacksonville, FL Sales Tax Rev Better
          Jacksonville (MBIA Insd)..................         5.250    10/01/19      2,215,420
 1,000    Jea, FL Elec Sys Rev Ser 3 Ser A..........         5.500    10/01/41      1,067,250
 2,000    Miami-Dade Cnty, FL Aviation Miami Intl
          Arpt (AMT) (FGIC Insd)....................         5.375    10/01/27      2,093,480
 2,000    Miami-Dade Cnty, FL Aviation Ser A (AMT)
          (FSA Insd)................................         5.125    10/01/35      2,037,320
 2,000    Miami-Dade Cnty, FL Hlth Fac Miami
          Children Hosp Ser A Rfdg (AMBAC Insd).....         5.000    08/15/20      2,111,420
 1,980    Miami-Dade, FL Sch Brd Ser C (Prerefunded
          @ 10/01/11) (FSA Insd) (e)................         5.500    10/01/13      2,279,950
 2,000    Palm Beach Cnty, FL Sch Brd Ctf Ser E Rfdg
          (AMBAC Insd)..............................         5.250    08/01/11      2,259,780

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,655    Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC
          Insd).....................................         5.500%   06/01/11  $   1,894,048
 3,465    Reedy Creek Impt Dist FL Ser C (AMBAC
          Insd).....................................         4.750    06/01/15      3,540,225
 1,210    Saint Lucie Cnty, FL Sch Brd Ctf Ser A
          (FSA Insd) (e)............................         5.500    07/01/14      1,381,360
 1,000    Tallahassee, FL Lease Rev FL St Univ Proj
          Ser A (MBIA Insd) (e).....................         5.500    08/01/17      1,121,350
 1,250    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
          Ser A.....................................         5.750    07/01/19      1,319,562
 2,880    Tampa, FL Occupational License Ser A Rfdg
          (FGIC Insd)...............................         5.375    10/01/15      3,257,107
 1,000    Village Ctr Cmnty Dev Dist FL Recreational
          Rev Ser A (MBIA Insd).....................         5.125    11/01/36      1,042,130
                                                                                -------------
                                                                                   47,000,622
                                                                                -------------
          GEORGIA  4.1%
 2,000    Atlanta, GA Arpt Passenger Fac Charge Rev
          Gen Sub Lien Ser C (FSA Insd).............         5.000    01/01/33      2,064,140
 3,715    Atlanta, GA Wtr & Wastewtr Rev (FSA
          Insd).....................................         5.000    11/01/22      3,976,127
 1,500    George L Smith II GA World Congress Cent
          Auth Rev Domed Stadium Proj Rfdg (AMT)
          (MBIA Insd)...............................         5.500    07/01/20      1,636,230
 5,660    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
          Insd).....................................         6.500    01/01/17      6,990,440
   240    Georgia Muni Elec Auth Pwr Rev Ser Y
          (Escrowed to Maturity) (MBIA Insd)........         6.500    01/01/17        296,887
 4,000    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)....................         5.250    11/01/16      4,491,280
                                                                                -------------
                                                                                   19,455,104
                                                                                -------------
          HAWAII  0.3%
 1,285    Honolulu, HI City & Cnty Ser B (FGIC
          Insd).....................................         5.500    10/01/11      1,474,049
                                                                                -------------

          ILLINOIS  14.3%
 2,000    Bedford Park, IL Ser A Rfdg (FSA Insd)....         5.250    12/15/20      2,205,540
 2,000    Chicago, IL Brd of Ed (Prerefunded @
          12/01/10) (FGIC Insd).....................         5.500    12/01/31      2,284,800
 2,000    Chicago, IL Brd of Ed Chicago Sch Reform
          (Prerefunded @ 12/01/07) (AMBAC Insd).....         5.750    12/01/20      2,251,520
 4,865    Chicago, IL Cap Apprec (Prerefunded @
          07/01/05) (AMBAC Insd)....................          *       07/01/16      2,393,288
 1,500    Chicago, IL Lakefront Millennium Pk Facs
          (MBIA Insd)...............................         5.125    01/01/28      1,547,745

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$7,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Second Lien Ser A Rfdg (MBIA Insd)........         6.375%   01/01/12  $   7,189,560
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd).....         5.250    01/01/34      1,548,945
 2,000    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd).....         5.500    01/01/17      2,232,820
 3,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd)
          (b).......................................         5.000    01/01/31      3,572,695
 2,000    Chicago, IL Wastewtr Transmission Rev
          Second Lien (Prerefunded @ 01/01/10) (MBIA
          Insd).....................................         5.750    01/01/25      2,300,020
 1,000    Chicago, IL Wastewtr Transmission Rev
          Second Lien (Prerefunded @ 01/01/10) (MBIA
          Insd).....................................         6.000    01/01/30      1,161,970
 3,500    Du Page Cnty, IL Fst Presv Dist...........          *       11/01/10      2,862,370
 2,545    Du Page Cnty, IL Trans Rev (FSA Insd).....         5.750    01/01/15      2,905,728
   805    East Peoria, IL Ser C Rfdg................         7.000    05/01/17        836,548
 1,310    Elgin, IL Ser B Rfdg......................         5.750    12/15/13      1,538,320
 1,600    Grundy, Kendall, & Will Cntys (AMBAC Insd)
          (e).......................................         5.500    05/01/15      1,786,704
 1,250    Illinois Dev Fin Auth Rev Bradley Univ
          Proj (Prerefunded @ 08/01/09) (AMBAC
          Insd).....................................         5.375    08/01/24      1,414,150
 1,475    Illinois Dev Fin Auth Rev Loc Govt Pgm
          Geneva Cmnty 304 Ser B (FSA Insd) (e).....         5.750    01/01/15      1,689,848
 1,145    Illinois Dev Fin Auth Rev Loc Govt Pgm
          Geneva Cmnty 304 Ser B (FSA Insd) (e).....         5.750    01/01/17      1,307,876
 3,285    Illinois Dev Fin Auth Rev Presbyterian
          Home Lake Proj Ser B (FSA Insd)...........         6.300    09/01/22      3,592,575
 2,000    Illinois Ed Fac Auth Rev Lewis Univ.......         6.100    10/01/16      2,010,580
 1,250    Illinois Hlth Fac Auth Rev Evangelical
          Hosp Ser C (FSA Insd).....................         6.750    04/15/17      1,549,062
   700    Illinois Hlth Fac Auth Rev Highland Park
          Hosp Proj Ser A (Prerefunded @ 10/01/07)
          (MBIA Insd)...............................         5.750    10/01/17        784,252
 2,275    Illinois Hlth Fac Auth Rev South Suburban
          Hosp (Escrowed to Maturity)...............         7.000    02/15/18      2,852,509
 1,000    Illinois St (FGIC Insd)...................         5.250    12/01/20      1,047,910
 2,000    Illinois St First Ser (FGIC Insd).........         5.375    11/01/14      2,261,680
 2,000    Illinois St Sales Tax Rev Build
          Illinois..................................         5.000    06/15/19      2,164,240
   250    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Proj (FGIC
          Insd).....................................         5.375    12/15/18        278,710

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$8,845    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Ser A (FGIC
          Insd).....................................          *       06/15/16  $   5,374,930
 1,005    Naperville, IL Ser A......................         5.000%   12/01/10      1,118,615
 1,105    Saint Clair Cnty, IL Pub Bldg Comm Bldg
          Rev Cap Apprec Ser B (FGIC Insd)..........          *       12/01/15        694,062
 1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux
          (MBIA Insd)...............................          *       04/01/29        277,010
                                                                                -------------
                                                                                   67,036,582
                                                                                -------------
          INDIANA  3.2%
 2,560    East Washington, IN Multi Sch Bldg Corp
          First Mtg (FGIC Insd).....................         5.375    07/15/28      2,725,171
 2,000    Indiana Transn Fin Auth Toll Rd Lease Rev
          Rfdg (AMBAC Insd).........................         5.375    07/01/09      2,141,680
 1,935    Logansport, IN Sch Bldg Corp First Mtg
          (FGIC Insd)...............................         5.500    07/15/13      2,197,638
 1,000    Marion Cnty, IN Convention & Rec Fac Auth
          Excise Tax Rev (MBIA Insd)................          *       06/01/14        676,980
 1,200    North Adams, IN Cmnty Schs Renovation Bldg
          Corp Cap Apprec First Mtg (FSA Insd)
          (e).......................................          *       07/15/15        766,416
 1,280    North Adams, IN Cmnty Schs Renovation Bldg
          Corp Cap Apprec First Mtg (FSA Insd)
          (e).......................................          *       01/15/19        667,533
 1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT).....................................         5.950    12/01/29      1,515,630
 1,605    Richland Beanblossom, IN Sch First Mtg
          (Prerefunded @ 07/15/11) (FGIC Insd)
          (e).......................................         5.500    07/15/12      1,840,149
 2,530    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt
          & Rfdg (FSA Insd).........................         5.250    07/10/24      2,695,310
                                                                                -------------
                                                                                   15,226,507
                                                                                -------------
          IOWA  0.8%
 1,685    Des Moines, IA Pub Pkg Sys Ser A (FGIC
          Insd) (e).................................         5.750    06/01/15      1,915,710
 1,785    Des Moines, IA Pub Pkg Sys Ser A (FGIC
          Insd) (e).................................         5.750    06/01/16      2,026,457
                                                                                -------------
                                                                                    3,942,167
                                                                                -------------
          KANSAS  0.5%
 1,975    Sedgwick Cnty, KS Uni Sch Dist No 259
          Wichita (MBIA Insd).......................         6.000    09/01/09      2,268,801
                                                                                -------------

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          KENTUCKY  1.8%
$1,000    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
          Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
          Insd).....................................         6.200%   03/01/08  $   1,109,160
 1,500    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
          Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
          Insd).....................................         6.250    03/01/09      1,677,765
 1,500    Kentucky St Ppty & Bldg Proj No 69 Ser
          A.........................................         5.000    08/01/05      1,535,955
 1,000    Kentucky St Tpk Auth Econ Dev
          Revitalization Proj Rfgd (Prerefunded @
          01/01/11) (FSA Insd)......................         5.625    07/01/14      1,145,950
 2,450    Louisville & Jefferson Cnty, KY Swr Ser A
          (MBIA Insd) (e)...........................         5.500    05/15/16      2,780,921
                                                                                -------------
                                                                                    8,249,751
                                                                                -------------
          LOUISIANA  0.3%
 1,500    Louisiana Hsg Fin Agy Rev Azalea Estates
          Rfdg Ser A (AMT) (GNMA Collateralized)....         5.375    10/20/39      1,523,820
                                                                                -------------

          MARYLAND  1.1%
 2,250    Maryland St Trans Auth Arpt Baltimore/Wash
          Intl Arpt B (AMT) (AMBAC Insd)............         5.125    03/01/24      2,355,322
 2,350    Northeast, MD Waste Disp Auth Rfdg (AMT)
          (AMBAC Insd)..............................         5.500    04/01/16      2,586,621
                                                                                -------------
                                                                                    4,941,943
                                                                                -------------
          MASSACHUSETTS  2.1%
 1,500    Massachusetts St Fed Hwy Grant Antic Nt
          Ser A.....................................         5.750    06/15/14      1,699,830
   500    Massachusetts St Hlth & Ed Fac Auth Rev
          Hlthcare Sys Covenant Hlth................         6.000    07/01/31        527,880
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Partn Hlthcare Sys Ser C..................         5.750    07/01/32      1,093,230
 1,000    Massachusetts St Indl Fin Agy Rev
          Wentworth Institute Tech..................         5.650    10/01/18      1,063,270
 2,805    Massachusetts St Port Auth Rev Ser A (MBIA
          Insd).....................................         5.000    07/01/22      2,978,068
 2,500    Massachusetts St Spl Oblig Dedicated Tax
          Rev (FGIC Insd)...........................         5.000    01/01/34      2,574,925
                                                                                -------------
                                                                                    9,937,203
                                                                                -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MICHIGAN  5.9%
$3,015    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Ser C1......................          *       07/01/17  $   1,648,783
 3,050    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Ser C1 (e)..................          *       07/01/18      1,575,569
 3,050    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Ser C1 (e)..................          *       07/01/19      1,486,295
 3,050    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Ser C1 (e)..................          *       07/01/22      1,222,684
 3,050    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Ser C1 (e)..................          *       07/01/23      1,142,194
 3,050    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Ser C1 (e)..................          *       07/01/24      1,061,064
 2,965    Detroit, MI Wtr Supply Sys Ser C (MBIA
          Insd) (e).................................         5.250%   07/01/20      3,233,036
 3,500    Grand Rapids, MI Downtown Dev Cap Apprec
          (MBIA Insd)...............................          *       06/01/15      2,272,620
 2,765    Grand Rapids, MI Downtown Dev Cap Apprec
          (MBIA Insd)...............................          *       06/01/16      1,704,180
 1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
          Insd).....................................         5.750    01/01/13      1,140,850
 2,000    Michigan Muni Bd Auth Rev Clean Wtr Rev
          Fd........................................         5.250    10/01/18      2,231,480
 2,850    Michigan St Hosp Fin Auth Rev Ascension
          Hlth Cr Ser A (Prerefunded @ 11/15/09)
          (MBIA Insd)...............................         5.750    11/15/18      3,274,935
 1,500    Michigan St Strategic Fd Detroit Edison Co
          Proj C Rfdg (AMT) (XLCA Insd).............         5.450    12/15/32      1,570,650
 2,500    Michigan St Strategic Fd Detroit Edison Co
          Proj Ser A (AMT) (XLCA Insd)..............         5.500    06/01/30      2,647,400
 1,355    Zeeland, MI Pub Schs Sch Bldg & Site (MBIA
          Insd) (e).................................         5.250    05/01/21      1,485,026
                                                                                -------------
                                                                                   27,696,766
                                                                                -------------
          MINNESOTA  1.8%
 5,000    Minneapolis & Saint Paul, MN Metro Arpts
          Comm Arpt Rev Ser A (FGIC Insd)...........         5.125    01/01/31      5,152,700
 2,800    Minnesota Agriculture & Econ Dev Brd Rev
          Hlthcare Sys Fairview Hosp Ser A (MBIA
          Insd).....................................         5.750    11/15/26      3,075,520
                                                                                -------------
                                                                                    8,228,220
                                                                                -------------

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MISSISSIPPI  1.3%
$3,000    Medical Cent Ed Bldg Corp MS Rev Univ MS
          Med Cent Proj (Prerefunded @ 12/01/04)
          (MBIA Insd)...............................         5.900%   12/01/23  $   3,070,890
 3,250    Mississippi Business Fin Corp MS Pollutn
          Ctl Rev Sys Energy Res Inc Proj...........         5.875    04/01/22      3,261,375
                                                                                -------------
                                                                                    6,332,265
                                                                                -------------
          MISSOURI  1.1%
 1,500    Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc..         5.625    06/01/27      1,529,205
 1,625    Jefferson Cnty, MO Reorg Sch Dist No R-6
          (FGIC Insd)...............................         5.625    03/01/20      1,834,349
 1,500    Kansas City, MO Met Cmnty Impt Leasehold
          Jr College Rfdg (FGIC Insd)...............         5.500    07/01/17      1,683,705
                                                                                -------------
                                                                                    5,047,259
                                                                                -------------
          NEBRASKA  0.8%
 1,190    Dodge Cnty, NE Sch Dist No 001 Fremont
          (Prerefunded @ 12/15/10) (FSA Insd).......         5.750    12/15/13      1,376,509
 2,260    University NE Univ Rev Lincoln Student
          Fees & Fac Ser B..........................         5.000    07/01/23      2,378,605
                                                                                -------------
                                                                                    3,755,114
                                                                                -------------
          NEVADA  2.0%
 4,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)...............................         5.000    07/01/36      4,075,320
 3,500    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser D (AMT) (FGIC Insd).........         5.250    03/01/38      3,579,660
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
          (AMBAC Insd)..............................         5.125    06/01/32      1,549,320
                                                                                -------------
                                                                                    9,204,300
                                                                                -------------
          NEW HAMPSHIRE  0.4%
 1,000    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch............................         7.000    07/01/30      1,001,330
 1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
          Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)..         6.300    05/01/22      1,103,160
                                                                                -------------
                                                                                    2,104,490
                                                                                -------------
          NEW JERSEY  13.7%
 4,000    Essex Cnty, NJ Impt Auth Rev Proj
          Consolidation Rfdg (MBIA Insd)............         5.125    10/01/21      4,339,840
 5,650    Garden St Preservation Tr NJ Ser A (FSA
          Insd).....................................         5.250    11/01/19      6,261,217

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$1,500    New Jersey Econ Dev Auth Cigarette Tax....         5.750%   06/15/34  $   1,541,400
 1,500    New Jersey Econ Dev Auth Mtr Veh Surp Rev
          Ser A (MBIA Insd).........................         5.000    07/01/23      1,591,425
 1,500    New Jersey Econ Dev Auth Rev Trans Proj
          Sublease Ser A (Prerefunded @ 05/01/09)
          (FSA Insd)................................         5.250    05/01/17      1,669,665
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd)......................         5.900    03/15/21     30,338,250
 2,000    New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr Passaic (Escrowed to Maturity)
          (FSA Insd)................................         6.000    07/01/06      2,088,000
 3,000    New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)...................         5.250    09/01/19      3,321,270
   710    New Jersey St Tpk Auth Tpk Rev Ser A (MBIA
          Insd).....................................         6.000    01/01/11        826,341
   290    New Jersey St Tpk Auth Tpk Rev Ser A
          (Escrowed to Maturity) (MBIA Insd)........         6.000    01/01/11        338,584
 2,385    New Jersey St Trans Corp Ctfs Fed Trans
          Admin Grants Ser A (Prerefunded @
          09/15/09) (AMBAC Insd)....................         5.750    09/15/11      2,707,357
 4,500    New Jersey St Trans Tr Fd Auth Trans Sys
          Ser A (FGIC Insd).........................         5.000    06/15/20      4,850,865
 4,000    New Jersey St Trans Tr Fd Auth Trans Sys
          Ser C (FSA Insd)..........................         5.500    06/15/20      4,444,760
                                                                                -------------
                                                                                   64,318,974
                                                                                -------------
          NEW MEXICO  0.3%
 1,250    Jicarilla, NM Apache Nation Rev Ser A
          (Acquired 10/23/2003, Cost $1,274,428)
          (c).......................................         5.500    09/01/23      1,335,587
                                                                                -------------

          NEW YORK  22.0%
 3,000    Metropolitan Trans Auth NY Commuter Fac
          Rev Ser A (Prerefunded @ 01/01/08) (MBIA
          Insd).....................................         5.625    07/01/27      3,362,430
 2,000    Metropolitan Trans Auth NY Trans Fac Rev
          Svc Contract Ser R (Prerefunded @
          07/01/15).................................         5.500    07/01/17      2,358,460
 2,000    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secured Ser A (Prerefunded @ 11/15/10)....         5.750    11/15/13      2,319,920
 2,500    New York City Ser A Rfdg..................         7.000    08/01/05      2,593,000
 3,000    New York City Ser A Rfdg..................         7.000    08/01/06      3,248,400
 1,305    New York City Ser G.......................         5.875    10/15/14      1,434,352
   545    New York City Ser G (Prerefunded @
          10/15/07).................................         5.875    10/15/14        610,171

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,000    New York City Ser H.......................         5.750%   03/15/13  $   1,132,340
 3,055    New York City Ser I.......................         6.000    04/15/12      3,330,408
 2,500    New York City Ser I (MBIA Insd)...........         5.000    08/01/17      2,752,150
 1,945    New York City Ser I (Prerefunded @
          4/15/07)..................................         6.000    04/15/12      2,151,909
10,000    New York City Trans Auth Trans Fac
          Livingston Plaza Proj Rfdg (Escrowed to
          Maturity) (FSA Insd)......................         5.400    01/01/18     11,486,300
 3,000    New York City Transitional Future Tax Secd
          Ser A Rfdg (d)............................  5.500/14.000    11/01/26      3,396,060
 5,305    New York City Transitional Future Tax Secd
          Ser C (AMBAC Insd)........................         5.250    08/01/20      5,774,439
 2,000    New York City Transitional Future Tax Secd
          Ser C (AMBAC Insd)........................         5.250    08/01/22      2,160,320
 4,545    New York City Transitional Future Tax Secd
          Ser D (MBIA Insd).........................         5.250    02/01/21      4,952,505
 2,500    New York St Dorm Auth Lease Rev Muni Hlth
          Fac Impt Pgm Ser A (FSA Insd).............         5.500    05/15/25      2,696,600
 1,250    New York St Dorm Auth Lease Rev St Univ
          Dorm Fac Ser C (Prerefunded @ 07/01/09)
          (MBIA Insd)...............................         5.500    07/01/29      1,425,175
13,500    New York St Dorm Auth Rev City Univ Sys
          Ser C.....................................         7.500    07/01/10     15,542,145
 3,000    New York St Dorm Auth Rev St Univ Ed Fac
          (Prerefunded @ 05/15/10) (FGIC Insd)......         5.750    05/15/24      3,482,280
 2,000    New York St Dorm Auth Rev St Univ Ed Fac
          1989 Res (MBIA Insd)......................         6.000    05/15/16      2,317,400
 1,880    New York St Dorm Auth Rev St Univ Ed Fac
          Ser B.....................................         5.250    05/15/10      2,092,628
 1,500    New York St Environmental Fac Revolving
          Fds Ser C.................................         5.000    07/15/21      1,601,160
 2,840    New York St Loc Govt Assistance Corp Ser E
          Rfdg......................................         6.000    04/01/14      3,373,721
 3,000    New York St Med Care Fac Fin Agy Rev NY
          Hosp Mtg Ser A (Prerefunded @ 02/15/05)
          (AMBAC Insd)..............................         6.750    08/15/14      3,103,740
 5,875    New York St Med Care Fac Fin Agy Rev Saint
          Peter's Hosp Proj Ser A (AMBAC Insd)......         5.375    11/01/20      5,946,616
 1,500    New York St Urban Dev Corp Rev Proj Cent
          for Indl Innovation Rfdg..................         5.500    01/01/13      1,709,835

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
          JFK Intl Arpt Terminal 6 (AMT) (MBIA
          Insd).....................................         5.750%   12/01/22  $   3,269,700
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
          JFK Intl Arpt Terminal 6 (AMT) (MBIA
          Insd).....................................         5.750    12/01/25      3,210,870
                                                                                -------------
                                                                                  102,835,034
                                                                                -------------
          NORTH CAROLINA  5.1%
 2,000    Johnston Cnty, NC (FGIC Insd).............         5.900    03/01/19      2,310,120
 1,000    North Carolina Eastern Muni Pwr Agy Pwr
          Sys Rev Ser D.............................         6.750    01/01/26      1,114,820
15,000    North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd).................         6.000    01/01/12     17,614,050
 2,500    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd).....................................         5.250    01/01/19      2,729,525
                                                                                -------------
                                                                                   23,768,515
                                                                                -------------
          NORTH DAKOTA  0.3%
 1,225    North Dakota St Hsg Fin Agy Rev Hsg Fin
          Pgm Home Mtg Fin Ser B (AMT) (MBIA
          Insd).....................................         5.500    07/01/29      1,258,785
                                                                                -------------

          OHIO  2.0%
 1,400    Bowling Green St Univ OH Gen Rcpt (FGIC
          Insd).....................................         5.750    06/01/12      1,605,450
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj......................................         7.500    01/01/30      1,108,460
 1,000    Delaware Cnty, OH Cap Fac (Prerefunded @
          12/01/10).................................         6.000    12/01/25      1,178,470
 1,000    Hamilton, OH One Renaissance Ctr Ser A
          (AMBAC Insd)..............................         5.500    11/01/16      1,135,820
 1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth
          Oblig Group Ser A.........................         6.000    11/15/32      1,059,030
 1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg
          Ltd Part Proj Rfdg (AMT) (AMBAC Insd).....         6.375    04/01/29      1,023,300
 1,840    Pickerington, OH Loc Sch Dist Cap Apprec
          Sch Fac Contr (FGIC Insd).................          *       12/01/12      1,367,819
 1,000    University Cincinnati OH Gen Ser A (FGIC
          Insd).....................................         5.500    06/01/09      1,123,780
                                                                                -------------
                                                                                    9,602,129
                                                                                -------------
          OKLAHOMA  1.3%
 1,500    Jenks, OK Aquarium Auth Rev First Mtg
          (Prerefunded @ 07/01/10) (MBIA Insd)......         6.100    07/01/30      1,765,935
 1,575    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser
          B (AMT) (FSA Insd)........................         5.750    07/01/16      1,726,925
 2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)..............................         6.250    11/01/22      2,628,945
                                                                                -------------
                                                                                    6,121,805
                                                                                -------------

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          OREGON  2.9%
$4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd).....................................         5.250%   07/01/22  $   4,323,680
 3,000    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd).....................................         5.250    11/01/17      3,339,720
 1,075    Oregon St Veterans Welfare Ser 76A........         6.050    10/01/28      1,089,384
 1,190    Portland, OR Cmnty College Dist Ser B.....         5.250    06/01/12      1,335,954
 1,985    Portland, OR Urban Renewal & Redev
          Downtown Wtrfront Ser A (AMBAC Insd)......         5.750    06/15/16      2,263,615
 1,000    Washington Multnomah & Yamhill (MBIA
          Insd).....................................         5.000    06/01/13      1,102,890
                                                                                -------------
                                                                                   13,455,243
                                                                                -------------
          PENNSYLVANIA  4.1%
 1,250    Allegheny Cnty, PA San Auth Swr Rev (MBIA
          Insd).....................................         5.750    12/01/16      1,443,225
 4,680    Erie, PA Sch Dist Cap Apprec Rfdg (FSA
          Insd).....................................          *       09/01/19      2,397,049
 3,535    Falls Twp, PA Hosp Auth Hosp Rev DE Vly
          Med Rfdg (FHA Gtd)........................         7.000    08/01/22      3,665,088
 2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (Variable Rate Coupon) (FSA Insd).........         5.000    12/01/33      2,194,220
 1,905    Harrisburg, PA Cap Apprec Ser D Rfdg
          (AMBAC Insd) (e)..........................          *       09/15/16      1,149,306
 1,710    Harrisburg, PA Cap Apprec Ser D Rfdg
          (AMBAC Insd)..............................          *       03/15/19        894,245
 1,385    Harrisburg, PA Cap Apprec Ser F Rfdg
          (AMBAC Insd)..............................          *       09/15/19        708,151
 1,500    Penn Cambria Sch Dist PA Cap Apprec (FGIC
          Insd) (e).................................          *       08/15/20        725,730
    60    Penn Hills, PA (Prerefunded @ 12/01/07)
          (FGIC Insd)...............................         5.900    12/01/17         66,747
 1,000    Pennsylvania St Higher Ed Fac Auth College
          & Univ Rev Bryn Mawr College (MBIA
          Insd).....................................         5.625    12/01/27      1,085,210
 1,000    Philadelphia, PA Auth Indl Dev
          Philadelphia Arpt Sys Proj Ser A (AMT)
          (FGIC Insd)...............................         5.125    07/01/19      1,059,740
 1,400    Philadelphia, PA Sch Dist Ser A
          (Prerefunded @ 02/01/11) (FSA Insd).......         5.750    02/01/12      1,617,000
 1,500    Pittsburgh, PA Ser A (Prerefunded @
          09/01/09) (FGIC Insd).....................         5.750    09/01/23      1,698,735
 1,005    Southeast Delco Sch Dist PA Cap Apprec
          (MBIA Insd)...............................          *       02/01/17        590,247
                                                                                -------------
                                                                                   19,294,693
                                                                                -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          RHODE ISLAND  0.4%
$1,490    Providence, RI Redev Agy Rev Pub Safety &
          Muni Bldgs Ser A (AMBAC Insd).............         5.500%   04/01/14  $   1,682,970
                                                                                -------------

          SOUTH CAROLINA  4.2%
 2,275    Beaufort Cnty, SC Tax Increment New River
          Redev Proj Area (MBIA Insd) (e)...........         5.500    06/01/19      2,577,120
 2,375    Berkeley Cnty, SC Sch Dist Ctfs Part
          Berkeley Sch Facs Grp Inc (Escrowed to
          Maturity) (MBIA Insd).....................         5.250    02/01/16      2,490,164
 2,700    Charleston Cnty, SC Solid Waste
          (Prerefunded @ 01/01/05) (MBIA Insd)......         6.000    01/01/14      2,773,602
 1,840    Myrtle Beach, SC Hospitality Fee Rev Ser A
          (FGIC Insd) (e)...........................         5.375    06/01/21      2,032,832
 1,935    Myrtle Beach, SC Hospitality Fee Rev Ser A
          (FGIC Insd) (e)...........................         5.375    06/01/22      2,126,488
 3,500    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd).....         5.200    11/01/27      3,683,575
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser B (AMT) (AMBAC
          Insd).....................................         5.450    11/01/32      3,942,975
                                                                                -------------
                                                                                   19,626,756
                                                                                -------------
          SOUTH DAKOTA  0.8%
 1,375    Deadwood, SD Ctf Part (ACA Insd)..........         6.375    11/01/20      1,484,285
 1,000    South Dakota St Hlth & Ed Fac Auth Rev
          Childrens Care Hosp Rfdg..................         6.125    11/01/29      1,063,240
   990    South Dakota St Hlth & Ed Fac Auth
          Vocational Ed Pgm Ser A (AMBAC Insd)......         5.400    08/01/13      1,089,465
                                                                                -------------
                                                                                    3,636,990
                                                                                -------------
          TENNESSEE  1.8%
 1,500    Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev First Mtg Mtn States Rfdg (MBIA
          Insd).....................................         7.500    07/01/25      1,892,460
   410    Montgomery Cnty, TN Pub Impt Rfdg (FGIC
          Insd) (e).................................         5.500    05/01/16        464,583
 5,090    Montgomery Cnty, TN Pub Impt Rfdg
          (Prerefunded @ 05/01/12) (FGIC Insd)
          (e).......................................         5.500    05/01/16      5,873,707
                                                                                -------------
                                                                                    8,230,750
                                                                                -------------
          TEXAS  12.6%
 2,685    Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)
          (e).......................................         6.250    09/01/15      3,129,529
 1,275    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)
          (e).......................................         5.750    02/15/13      1,437,282

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$3,000    Dallas Cnty, TX Util & Reclamation Dist
          Ser B Rfdg (AMBAC Insd)...................         5.875%   02/15/29  $   3,032,340
 2,000    Dallas, TX Wtrwks & Swr Sys Rev Rfdg......         5.750    10/01/17      2,273,680
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt
          Jt Ser A Rfdg (AMT) (FGIC Insd)...........         5.500    11/01/31      4,185,480
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A (AMT) (FGIC Insd).......................         5.750    11/01/30      4,268,920
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)..........................         5.625    07/01/30      1,062,540
 3,000    Houston, TX Hotel Occupancy Tax & Spl Rev
          Convention & Entmt Ser B (AMBAC Insd).....         5.750    09/01/15      3,430,740
   130    Houston, TX Pub Impt Rfdg (FSA Insd)......         5.750    03/01/15        148,227
 1,370    Houston, TX Pub Impt Rfdg (Prerefunded
          09/01/10) (FSA Insd)......................         5.750    03/01/15      1,566,253
 6,000    Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FSA Insd)...........................         5.250    05/15/21      6,562,680
 6,000    Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FGIC Insd)..........................         5.250    05/15/23      6,488,640
 1,925    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser
          C (Prerefunded @ 12/01/07) (FGIC Insd)....         5.375    12/01/27      2,124,565
 1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.......................         7.250    01/01/31      1,450,065
 1,500    North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A...................         5.125    05/15/29      1,524,540
 4,000    North Cent TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)...............         5.250    08/15/32      4,177,200
 3,000    San Antonio, TX Elec & Gas Sys Rfdg.......         5.375    02/01/16      3,355,470
 2,750    Texas St Vets Housing Assistance Pgm Vet
          Ser B (AMT) (FHA Gtd).....................         6.100    06/01/31      2,939,365
 3,000    University of TX Univ Rev Fin Sys Ser A...         5.250    08/15/20      3,281,370
 2,300    University of TX Univ Rev Fin Sys Ser C
          (Prerefunded @ 08/15/11)..................         5.375    08/15/19      2,622,782
                                                                                -------------
                                                                                   59,061,668
                                                                                -------------
          UTAH  0.9%
   105    Utah St Hsg Fin Agy Single Family Mtg
          Mezzanine Issue H1 (AMBAC Insd)...........         6.000    07/01/12        109,318
 3,625    Utah St Ser A.............................         5.000    07/01/07      3,902,095
                                                                                -------------
                                                                                    4,011,413
                                                                                -------------

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          VIRGINIA  0.5%
$1,320    Fairfax Cnty, VA Ctf Part.................         5.300%   04/15/23  $   1,417,654
 1,000    Henrico Cnty, VA Indl Dev Auth Pub Fac
          Lease Rev Henrico Cnty Regl Jail Proj
          (Prerefunded @ 08/01/05)..................         7.125    08/01/21      1,059,810
                                                                                -------------
                                                                                    2,477,464
                                                                                -------------
          WASHINGTON  5.5%
 2,500    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd).........................         5.500    07/01/18      2,810,175
 5,360    Energy Northwest WA Elec Rev Proj No 3 Ser
          B Rfdg (FSA Insd).........................         6.000    07/01/16      6,262,356
 1,485    Pierce Cnty, WA (AMBAC Insd) (e)..........         5.750    08/01/14      1,690,910
 1,000    Port Seattle, WA Rev Ser B (AMT) (MBIA
          Insd).....................................         5.625    02/01/24      1,085,740
 1,435    Radford Ct Pptys WA Student Hsg Rev (MBIA
          Insd) (e).................................         6.000    06/01/15      1,651,900
 1,585    Radford Ct Pptys WA Student Hsg Rev (MBIA
          Insd) (e).................................         6.000    06/01/16      1,824,573
 1,150    Seattle, WA Muni Lt & Pwr Rev.............         5.250    12/01/08      1,265,633
 1,315    Seattle, WA Muni Lt & Pwr Rev.............         5.500    12/01/09      1,475,706
 1,000    Seattle, WA Muni Lt & Pwr Rev.............         5.625    12/01/18      1,086,730
 3,000    Spokane, WA Pub Fac Dist Hotel Motel &
          Sales Use Tax (MBIA Insd).................         5.250    09/01/33      3,160,470
 1,350    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
          Insd).....................................         5.750    01/01/15      1,537,799
 1,650    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
          Insd).....................................         5.500    01/01/12      1,884,036
                                                                                -------------
                                                                                   25,736,028
                                                                                -------------
          WISCONSIN  1.1%
 1,225    De Pere, WI Unit Sch Dist Rfdg (FGIC
          Insd).....................................         5.000    10/01/13      1,350,281
 1,340    Oconto Falls, WI Pub Sch Dist Ser A Rfdg
          (Prerefunded @ 03/01/11) (FSA Insd) (e)...         5.750    03/01/15      1,548,879
 2,000    Southeast WI Professional Baseball Pk Dist
          Sales Tax Rev Ser A Rfdg (MBIA Insd)......         5.500    12/15/20      2,352,620
                                                                                -------------
                                                                                    5,251,780
                                                                                -------------
          GUAM  0.7%
 3,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)......         5.250    10/01/34      3,171,480
                                                                                -------------

See Notes to Financial Statements                                             23

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  1.0%
$1,110    Puerto Rico Comwlth Aqueduct & Swr Auth
          Rev Rfdg (Comwlth Gtd)....................         5.000%   07/01/15  $   1,146,963
 3,500    Puerto Rico Pub Bldgs Auth Rev Gtd Govt
          Facs Ser I (Comwlth Gtd)..................         5.250    07/01/33      3,667,405
                                                                                -------------
                                                                                    4,814,368
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  154.2%
  (Cost $655,054,667).........................................................    722,389,216
SHORT-TERM INVESTMENTS  0.3%
  (Cost $1,300,000)...........................................................      1,300,000
                                                                                -------------

TOTAL INVESTMENTS  154.5%
  (Cost $656,354,667).........................................................    723,689,216
OTHER ASSETS IN EXCESS OF LIABILITIES  2.1%...................................      9,867,943
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.6%)...................   (265,222,637)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................  $ 468,334,522
                                                                                =============

    Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) The Trust owns 100% of the bond issuance.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Comwth Gtd--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 24                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2004

ASSETS:
Total Investments (Cost $656,354,667).......................  $723,689,216
Cash........................................................        19,955
Receivables:
  Interest..................................................    10,506,742
  Investments Sold..........................................       455,884
Other.......................................................        12,636
                                                              ------------
    Total Assets............................................   734,684,433
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       371,531
  Variation Margin on Futures...............................       133,719
  Income Distributions--Common Shares.......................       103,004
  Other Affiliates..........................................        33,759
Trustees' Deferred Compensation and Retirement Plans........       333,398
Accrued Expenses............................................       151,863
                                                              ------------
    Total Liabilities.......................................     1,127,274
Preferred Shares (including accrued distributions)..........   265,222,637
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $468,334,522
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($468,334,522 divided by
  27,013,149 shares outstanding)............................  $      17.34
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 27,013,149 shares issued and
  outstanding)..............................................  $    270,131
Paid in Surplus.............................................   399,273,758
Net Unrealized Appreciation.................................    66,943,615
Accumulated Undistributed Net Investment Income.............     2,902,640
Accumulated Net Realized Loss...............................    (1,055,622)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $468,334,522
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 10,600 issued with liquidation preference of
  $25,000 per share)........................................  $265,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $733,334,522
                                                              ============

See Notes to Financial Statements                                             25

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended October 31, 2004

INVESTMENT INCOME:
Interest....................................................  $ 35,601,951
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,365,648
Preferred Share Maintenance.................................       716,043
Administrative Fee..........................................       212,809
Trustees' Fees and Related Expenses.........................       134,200
Legal.......................................................        79,127
Custody.....................................................        40,634
Other.......................................................       306,591
                                                              ------------
    Total Expenses..........................................     5,855,052
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 29,746,899
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  2,203,000
  Futures...................................................    (5,328,821)
                                                              ------------
Net Realized Loss...........................................    (3,125,821)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    55,619,347
                                                              ------------
  End of the Period:
    Investments.............................................    67,334,549
    Futures.................................................      (390,934)
                                                              ------------
                                                                66,943,615
                                                              ------------
Net Unrealized Appreciation During the Period...............    11,324,268
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  8,198,447
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (3,047,521)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 34,897,825
                                                              ============

 26                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            OCTOBER 31, 2004   OCTOBER 31, 2003
                                                            -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................    $ 29,746,899       $ 29,908,581
Net Realized Gain/Loss....................................      (3,125,821)         5,112,551
Net Unrealized Appreciation/Depreciation During the
  Period..................................................      11,324,268         (2,721,390)
Distributions to Preferred Shareholders:
Net Investment Income.....................................      (2,822,650)        (2,221,342)
Net Realized Gain.........................................        (224,871)          (786,321)
                                                              ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations..............................................      34,897,825         29,292,079

Distributions to Common Shareholders:
  Net Investment Income...................................     (27,082,100)       (28,875,489)
  Net Realized Gain.......................................      (2,811,836)        (8,705,889)
                                                              ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES...................................       5,003,889         (8,289,299)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...................................     463,330,633        471,619,932
                                                              ------------       ------------
End of the Period (Including accumulated undistributed net
  investment income of $2,902,640 and $3,058,250,
  respectively)...........................................    $468,334,522       $463,330,633
                                                              ============       ============

See Notes to Financial Statements                                             27

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              ------------------------------
                                                               2004       2003      2002 (a)
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $ 17.15    $ 17.46    $ 17.51
                                                              -------    -------    -------
  Net Investment Income.....................................     1.09       1.10       1.18
  Net Realized and Unrealized Gain/Loss.....................      .31        .09        .18
  Common Share Equivalent of Distributions Paid to Preferred
    Shareholders:
    Net Investment Income...................................     (.10)      (.08)      (.10)
    Net Realized Gain.......................................     (.01)      (.03)      (.07)
                                                              -------    -------    -------
Total from Investment Operations............................     1.29       1.08       1.19
Distributions Paid to Common Shareholders:
    Net Investment Income...................................    (1.00)     (1.07)     (1.03)
    Net Realized Gain.......................................     (.10)      (.32)      (.21)
                                                              -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 17.34    $ 17.15    $ 17.46
                                                              =======    =======    =======

Common Share Market Price at End of the Period..............  $ 15.34    $ 15.58    $ 15.80
Total Return (b)............................................    5.76%      7.60%     14.56%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................  $ 468.3    $ 463.3    $ 471.6
Ratio of Expenses to Average Net Assets Applicable to Common
  Shares (c)................................................    1.27%      1.28%      1.41%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...........................    6.43%      6.40%      6.89%
Portfolio Turnover..........................................      18%        23%        33%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)................................................     .80%       .82%       .89%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...........................    5.82%      5.92%      6.30%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................   10,600     10,600     10,600
Asset Coverage Per Preferred Share (e)......................  $69,204    $68,721    $69,511
Involuntary Liquidating Preference Per Preferred Share......  $25,000    $25,000    $25,000
Average Market Value Per Preferred Share....................  $25,000    $25,000    $25,000

(a)As required effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
      2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------
     $ 16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03
     -------   --------   --------   --------   --------   --------   --------
        1.25       1.32       1.33       1.35       1.37       1.38       1.42
        1.24        .64      (1.94)       .42        .74        .11       1.65
        (.32)      (.40)      (.32)      (.34)      (.35)      (.35)      (.38)
         -0-        -0-       (.02)      (.02)       -0-        -0-        -0-
     -------   --------   --------   --------   --------   --------   --------
        2.17       1.56       (.95)      1.41       1.76       1.14       2.69
        (.88)      (.97)      (.99)     (1.00)     (1.05)     (1.14)     (1.14)
         -0-        -0-       (.07)      (.06)       -0-        -0-        -0-
     -------   --------   --------   --------   --------   --------   --------
     $ 17.51   $  16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58
     =======   ========   ========   ========   ========   ========   ========

     $ 14.94   $13.5625   $13.6875   $  17.00   $ 16.125   $ 15.813   $  15.75
      16.85%      6.41%    -13.97%     12.40%      8.92%      7.84%     21.15%
     $ 473.0   $  438.1   $  422.2   $  476.6   $  467.0   $  447.8   $  447.9
       1.55%      1.68%      1.61%      1.58%      1.60%      1.62%      1.68%
       7.37%      8.44%      7.87%      7.73%      8.16%      8.37%      8.96%
         29%        31%        33%        29%        40%        30%        15%

        .98%      1.03%      1.02%      1.01%      1.01%      1.02%      1.04%
       5.49%      5.86%      6.00%      5.80%      6.06%      6.24%      6.55%

      10,600     10,600     10,600      5,300      5,300      5,300      5,300
     $69,623   $ 66,332   $ 64,827   $139,932   $138,116   $134,491   $134,501
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             29

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery' basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2004, the Trust had no when issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

accumulated capital loss carryforward for tax purposes of $1,444,681 which will expire on October 31, 2012.

    At October 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $655,586,757
                                                              ============
Gross tax unrealized appreciation...........................  $ 68,169,969
Gross tax unrealized depreciation...........................       (67,510)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 68,102,459
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004          2003
Distributions paid from:
  Ordinary income...........................................  $  142,534    $1,160,043
  Long-term capital gain....................................   3,036,707     8,535,890
                                                              ----------    ----------
                                                              $3,179,241    $9,695,933
                                                              ==========    ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to excise taxes paid which are not deductible for tax purposes totaling $4,093 was reclassified from accumulated undistributed net investment income to paid in surplus. Additionally, a permanent difference relating to book to tax accretion differences totaling $1,852 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of October 31, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $65,384

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions, and gains or losses recognized for tax purposes on open future transactions at October 31, 2004.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%. In addition, the Trust paid a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from .05% to .00%.

    For the year ended October 31, 2004, the Trust recognized expenses of approximately $53,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner who provides legal services to the Trust, and is therefore an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the year ended October 31, 2004, the Trust recognized expenses of approximately $61,600 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $127,618,157 and $137,198,013, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended October 31, 2004, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2003.............................      856
Futures Opened..............................................    2,529
Futures Closed..............................................   (2,843)
                                                               ------
Outstanding at October 31, 2004.............................      542
                                                               ======

    The futures contracts outstanding as of October 31, 2004, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures December 2004 (Current
    Notional Value of $113,563 per contract)................      97         $(111,029)
  U.S. Treasury Notes 5-Year Futures December 2004 (Current
    Notional Value of $111,375 per contract)................     445          (279,905)
                                                                 ---         ---------
                                                                 542         $(390,934)
                                                                 ===         =========

5. PREFERRED SHARES

The Trust has outstanding 10,600 Auction Preferred Shares ("APS") in four series. Series A, B, and C contain 3,000 shares each while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is currently reset through an auction process. The dividend period is 28 days for Series A, B, C and D. The average rate in effect on October 31, 2004 was 1.506%. During the year ended October 31, 2004, the rates ranged from 0.780% to 1.600%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Trust for Investment Grade Municipals

We have audited the accompanying statement of assets and liabilities of Van Kampen Trust for Investment Grade Municipals (the "Trust"), including the portfolio of investments, as of October 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to October 31, 2000 were audited by other auditors whose report, dated December 6, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Trust for Investment Grade Municipals as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
December 10, 2004

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2004. The Trust designated 99.5% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $3,036,707 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 38

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on June 23, 2004, where shareholders voted on the election of trustees.

With regard to the election of the following trustees by the common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
R. Craig Kennedy..........................................  24,046,655            401,437
Jack E. Nelson............................................  24,045,234            402,858
Richard F. Powers, III....................................  24,031,051            417,041

The other trustees of the Trust whose terms did not expire in 2004 are David C. Arch, J. Miles Branagan, Jerry D. Choate, Rod Dammeyer, Linda Hutton Heagy, Howard J. Kerr, Mitchell M. Merin, Hugo F. Sonnenschein, Wayne W. Whalen and Suzanne H. Woolsey.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 1991  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 1991  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 2003  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2003;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.
Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1991  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST           SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)          Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas     and Secretary       since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)            Vice President      Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                         since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                and the Adviser. Vice President of the Morgan Stanley
                                                                Institutional and Retail Funds since July 2004 and Vice
                                                                President of funds in the Fund Complex as of August 2004.
                                                                Previously, Managing Director and General Counsel of
                                                                Americas, UBS Global Asset Management from July 2000 to July
                                                                2004 and General Counsel of Aeitus Investment Management,
                                                                Inc. from January 1997 to July 2000.

James M. Dykas (38)             Chief Financial     Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza                Officer and         since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181      Treasurer                       Treasurer of funds in the Fund Complex. Prior to August
                                                                2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)        Executive Vice      Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas     President and       since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020              Chief Investment                Investment Management Inc. and Director of Morgan Stanley
                                Officer                         Trust for over 5 years. Executive Vice President and Chief
                                                                Investment Officer of funds in the Fund Complex. Managing
                                                                Director and Chief Investment Officer of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                December 2002.

Ronald E. Robison (65)          Executive Vice      Officer     Principal Executive Officer of the Funds since May 2003.
1221 Avenue of the Americas     President and       since 2003  Chief Executive Officer and Chairman of Investor Services.
New York, NY 10020              Principal                       Executive Vice President and Principal Executive Officer of
                                Executive                       funds in the Fund Complex. Managing Director of Morgan
                                Officer                         Stanley. Chief Administrative Officer, Managing Director and
                                                                Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                Stanley Services Company Inc. and Managing Director and
                                                                Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                President and Principal Executive Officer of the
                                                                Institutional and Retail Morgan Stanley Funds; Director of
                                                                Morgan Stanley SICAV; previously Chief Global Operations
                                                                Officer and Managing Director of Morgan Stanley Investment
                                                                Management Inc.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
TRUSTEE AND OFFICER INFORMATION continued
                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST           SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)           Chief Compliance    Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                Officer             since 1998  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                      Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                certain other subsidiaries of Van Kampen Investments. Prior
                                                                August 2004, Vice President, Chief Financial Officer and
                                                                Treasurer of funds in the Fund Complex and head of Fund
                                                                Accounting for Morgan Stanley Investment Management. Prior
                                                                to December 2002, Executive Director of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

      sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VGM ANR 12/04
                                                 RN04-02831P-Y10/04

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C have been amended.

(d) Not applicable.

(e) Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 11A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004                    REGISTRANT    COVERED ENTITIES(1)
           ----                    ----------    -------------------
AUDIT FEES ....................     $ 29,480            N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES...     $    370(2)      $198,000(3)
          TAX FEES ............     $  1,550(4)      $      0
          ALL OTHER FEES ......     $      0         $      0
TOTAL NON-AUDIT FEES ..........     $  1,920         $198,000

TOTAL .........................     $ 31,400         $198,000

              2003                 REGISTRANT    COVERED ENTITIES(1)
              ----                 ----------    -------------------
AUDIT FEES ....................     $ 27,574            N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES...     $    370(2)      $230,000(3)
          TAX FEES ............     $  1,500(4)      $      0
          ALL OTHER FEES ......     $      0         $      0
TOTAL NON-AUDIT FEES ..........     $  1,870         $230,000

TOTAL .........................     $ 29,444         $230,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent agreed upon procedures provided that are reasonably related to the performance of the audit of the financial statements of the Registrant.

(3) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(4) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         -        Van Kampen Investments Inc.

         -        Van Kampen Asset Management

         -        Van Kampen Advisors Inc.

         -        Van Kampen Funds Inc.

         -        Van Kampen Investor Services Inc.

         -        Morgan Stanley Investment Management Inc.

         -        Morgan Stanley Trust Company

         -        Morgan Stanley Investment Management Ltd.

         -        Morgan Stanley Investment Management Company

         -        Morgan Stanley Asset & Investment Trust Management Company
                  Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004

By: /s/ James M. Dykas
    ---------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: December 14, 2004